Loans Receivable and Allowance for Loan Losses (Impaired Loans and Related Interest Income by Loan Portfolio Class) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment		$ 1,319
Impaired Financing Receivable, Recorded Investment		1,319
Unpaid Principal Balance, With no related allowance recorded		1,747
Unpaid Principal Balance, Total		1,747
Associated Allowance
Average Recorded Investment, Total	$ 1,036	1,220	$ 0
Interest Income Recognized, Total	233	67	0
Impaired Loans [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	143
Impaired Financing Receivable, with Related Allowance, Recorded Investment	2,001
Impaired Financing Receivable, Recorded Investment	2,144	1,319
Unpaid Principal Balance, With no related allowance recorded	394
Unpaid Principal Balance, With an allowance recorded	2,001
Unpaid Principal Balance, Total	2,395
Commercial Real Estate Loans [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment		1,319
Impaired Financing Receivable, Recorded Investment		1,319
Unpaid Principal Balance, With no related allowance recorded		1,747
Unpaid Principal Balance, Total		1,747
Associated Allowance
Average Recorded Investment, Total	1,036	1,220	0
Interest Income Recognized, Total	233	$ 67	$ 0
Commercial Real Estate Loans [Member] | Impaired Loans [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	143
Impaired Financing Receivable, with Related Allowance, Recorded Investment	2,001
Impaired Financing Receivable, Recorded Investment	2,144
Unpaid Principal Balance, With no related allowance recorded	394
Unpaid Principal Balance, With an allowance recorded	2,001
Unpaid Principal Balance, Total	2,395
Associated Allowance	$ 417